Business Combination, Pro Forma Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Total revenues	$ 1,749,115	$ 1,424,876	$ 1,055,228
Net income (loss)	$ 7,978	$ 16,374	$ (3,669)